Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	May 10, 2016
Registrant Name	VanEck Funds
Central Index Key	0000768847
Amendment Flag	false
Document Creation Date	May 10, 2016
Document Effective Date	May 11, 2016
Prospectus Date	May 11, 2016